Debt Obligations and Commitments (Narrative) (Details) - USD ($) $ in Millions	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Line of Credit Facility, Outstanding Borrowings	$ 0
International Divisions
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	325	$ 279
Two Point Two Five Percent Notes Due 2022 | Notes Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchase Amount			$ 750
Interest rate on debt			2.25%
Debt Instrument, Repurchased Face Amount			$ 750
Three Point Ten Percent Notes Due 2022 | Notes Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchase Amount			$ 800
Interest rate on debt			3.10%
Debt Instrument, Repurchased Face Amount			$ 800
Seven Percent Notes Due 2029 and Five Point Five Percent Notes Due 2035 [Member] | Notes Due 2029 And 2035
Debt Instrument [Line Items]
Debt Instrument, Repurchase Amount			154
Debt Instrument, Repurchased Face Amount			$ 133
Multi Tranche Notes Due 2023-2026 | Defeasance of Long Term Debt
Debt Instrument [Line Items]
Debt Instrument, Repurchase Amount		102
Debt Instrument, Face Amount		94
Seven Percent Notes Due 2029 | Notes Due 2029
Debt Instrument [Line Items]
Interest rate on debt			7.00%
Five Point Five Percent Notes Due 2035 | Notes Due 2035 [Member]
Debt Instrument [Line Items]
Interest rate on debt			5.50%
Five Year Unsecured Revolving Credit Agreement
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity	5,000	4,200
Line of Credit Swing Line Subfacility	750
Line of Credit Facility, Maximum Borrowing Capacity	5,750
364 Day Unsecured Revolving Credit Agreement Member
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity	5,000	$ 4,200
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,750